Related Parties (Details) - USD ($) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Receivables			$ 0.1	$ 0.1
Payables			22.9	17.1
Related Party Transaction [Line Items]
Payments related to commutation endorsements		$ 7.4	5.6	7.8
Shared services expenses allocated, net		6.1	8.4	6.9
Concessions, general agent fees, administrative and underwriting fees		$ 8.0	$ 10.2	10.7
Predecessor Company
Related Party Transaction [Line Items]
Payments related to commutation endorsements	$ 0.6
Shared services expenses allocated, net	0.4
Concessions, general agent fees, administrative and underwriting fees	$ 0.9
Parent
Related Party Transaction [Line Items]
Payments to Acquire Investments				$ 72.2